Total Revenues from Significant Customers (Detail) (Sales)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer 1
Concentration Risk [Line Items]
Concentration risk, percentage	36.00%	37.00%	47.00%
Customer 2
Concentration Risk [Line Items]
Concentration risk, percentage	29.00%	36.00%	20.00%
Customer 3
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	16.00%	13.00%
Customer 4
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%		12.00%